Cover	Sep. 22, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 22, 2026
Entity File Number	001-40761
Entity Registrant Name	BIOTRICITY INC.
Entity Central Index Key	0001630113
Entity Tax Identification Number	30-0983531
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	203 Redwood Shores Parkway
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94065
City Area Code	(800)
Local Phone Number	590-4155
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false